Cash and Due from Banks	12 Months Ended
Dec. 31, 2012
Cash and Due from Banks [Abstract]
Cash and Due from Banks
Note  2.   Cash and Due from Banks

The Company maintains various deposit accounts with other banks to meet normal funds transaction requirements, to satisfy deposit reserve requirements, and to compensate other banks for certain correspondent services.  Management is responsible for assessing the credit risk of its correspondent banks.  The withdrawal or usage restrictions of these balances did not have a significant impact on the operations of the Company as of December 31, 2012 or 2011, because reserve requirements were covered by vault cash.